Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 19,334	kr 18,830
Regulatory adjustments to Common Equity Tier 1 capital	(375)	(523)
Total Common Equity Tier-1 capital	18,959	18,307
Total Tier-1 capital	18,959	18,307
Own funds	kr 18,959	18,307
IRB approach
Capital adequacy
Threshold percentage to increase own funds	0.60%
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	14,882	12,829
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	265	245
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	197	1,766
Additional value adjustments due to prudent valuation
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(353)	(445)
Intangible assets
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(73)	(56)
Hedge reserve
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	0	0
Own credit risk
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	52	93
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	kr (1)	kr (115)